Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Condensed Consolidated Statements of Comprehensive Loss
Net loss	$ (1,460,451)	$ (12,432)
Other comprehensive income:
Reclassification of realized losses associated with capitalized interest to the Unaudited Interim Condensed Consolidated Statement of Operations, net (Note 10)	258	277
Actuarial gains	42	491
Total other comprehensive income	300	768
Total comprehensive loss	(1,460,151)	(11,664)
Less: comprehensive income attributable to non-controlling interests	(39,144)	(28,064)
Comprehensive loss attributable to DryShips Inc.	$ (1,499,295)	$ (39,728)